RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Jun. 30, 2015
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
The activity in loans to executive officers, directors and their affiliated companies are as follows:

	For the year ended June 30,
	2015	2014
	(In thousands)
Beginning balance	$3,104	$3,397
New loans	309	160
Owner Status Change	(137)	—
Payments on loans	(1,487)	(453)
Ending balance	$1,789	$3,104